Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Gross Amounts of Liabilities by Remaining Contractual Maturity

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2017 and 2018:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
	(in billions of yen)
2017
Repurchase agreements	249	12,700	3,897	1,124	17,970
Securities lending transactions	320	1,359	—	240	1,919

Total	569	14,059	3,897	1,364	19,889

2018
Repurchase agreements	255	11,669	3,676	1,057	16,657
Securities lending transactions	1,270	355	—	208	1,833

Total	1,525	12,024	3,676	1,265	18,490

Gross Amounts of Liabilities by Class of Underlying Collateral

The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2017 and 2018:

	Repurchase agreements	Securities lending transactions
	(in billions of yen)
2017
Japanese government bonds and Japanese local government bonds	1,127	1,152
Foreign government bonds and foreign agency mortgage-backed securities	15,782	375
Commercial paper and corporate bonds	294	47
Equity securities	578	320
Other	189	25

Total (Note)	17,970	1,919

2018
Japanese government bonds and Japanese local government bonds	1,358	592
Foreign government bonds and foreign agency mortgage-backed securities	14,426	303
Commercial paper and corporate bonds	328	48
Equity securities	406	869
Other	139	21

Total (Note)	16,657	1,833

Note:	Amounts exceeded the gross amounts recognized in Note 29 “Offsetting of financial assets and financial liabilities” by ¥985 billion and ¥1,345 billion, at March 31, 2017 and 2018, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.